[AIM LOGO APPEARS HERE]         Dear Shareholder:

              [PHOTO of         For the most part, the six-month period covered
           Charles T. Bauer,    by this report on the Treasury Portfolio of
            Chairman of the     Short-Term Investments Trust was marked by
LETTER    Board of the Fund     relative stability in short-term financial
TO OUR      APPEARS HERE]       markets. The markets expected that Federal
SHAREHOLDERS                    Reserve Board policy would be unchanged because
                of prevailing evidence of an economy growing at a sustainable, noninflationary rate.
                  Only during the last week of February 1997 did short-term
                rates move significantly, rising as markets began to anticipate higher short-term interest rates. That change in market sentiment occurred primarily in response to statements by Fed Chairman Alan Greenspan. In his semiannual testimony before Congress, Greenspan spoke of the Open Market Committee's being on "heightened" alert to the possibility of future inflation. Greenspan's concern focused on the continued dramatic rise in equity markets and on evidence that a strong job market could ignite inflationary wage pressures.

                YOUR INVESTMENT PORTFOLIO
                The relatively stable market environment was not conducive to strategic securities purchases. Portfolio management focused largely on maintaining weighted average maturity at a desirable, relatively short length while taking advantage of the high yields and liquidity provided by a portfolio composed exclusively of U.S. Treasury securities and repurchase agreements secured by such obligations. Historically, the latter have been among the highest-yielding instruments available to the Portfolio. At the close of the reporting period, the weighted average maturity of the portfolio was 26 days.
                  As shown in the table, use of a barbell portfolio structure and emphasis on repurchase agreements produced very attractive results. As of February 28, 1997, the Institutional Class of the Portfolio outperformed its comparative indexes.
                  The Portfolio continues to hold the highest credit quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews. The Institutional Class of Treasury Portfolio ranked at the top in its Lipper Category of institutional U.S. Treasury money market funds for the one-, three-, five-, and ten-year periods ended February 28, 1997.

                                     Yields as of 2/28/97

                                                      Average     Seven-Day
                                                   Monthly Yield    Yield

                Treasury Portfolio
                Institutional Class                     5.22%       5.23%

                IBC Money Fund Averages(TM)-
                U.S. Treasury &
                Repurchase Agreements                   4.62%       4.68%

                IBC Money Fund Averages(TM)-
                Government Only/Institutions Only       4.94%       4.98%

                                 Lipper Rankings as of 2/28/97

                           Treasury Portfolio  Funds in Institutional
                          Institutional Class   U.S. Treasury Money
                 Period         Rank              Market Category     Percentile
                                                                          Rank
                 1 Year           1                     103                1%
                 3 Years          1                      78                2%
                 5 Years          1                      50                2%
                10 Years          1                      11               10%

                Fund percentage rankings are based on cumulative total returns and are vs. all institutional U.S. Treasury money market funds tracked by Lipper Analytical Services, Inc., excluding sales charges and including fees and expenses. Lipper Analytical
                Services, Inc. is an independent mutual fund performance monitor.


                  Net assets of the Institutional Class stood at $2.83 billion as of February 28, 1997, up from $2.34 billion as of August 31, 1996.
                  The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests exclusively in U.S. Treasury securities and repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal if held to maturity. As with any money market fund, an investment in Treasury Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                OUTLOOK FOR THE FUTURE

                As the reporting period drew to a close, there was uncertainty concerning the movement of interest rates. As mentioned above, Fed Chairman Greenspan had told Congress the central bank was vigilant about "potentially inflationary expansion." On the other hand, information and data prepared in advance of the Open Market Committee's March meeting reported temperate price pressures in both the retail and manufacturing sectors, and described the economy as expanding at "a relatively moderate pace."
                  While this made an imminent interest rate hike seem unlikely, it left markets alert to the possibility of a Fed tightening in the near term. Treasury Portfolio management will remain cautionary and will continue to manage the portfolio to provide the maximum flexibility possible to respond to changes in the short-term interest rate environment.
                  The prudence of that cautionary stance became evident on March
                25, 1997, after the close of the reporting period. The Federal Reserve Board's Open Market Committee raised the target federal funds rate 25 basis points, a step that, by then, had become widely anticipated.

                AIM/INVESCO MERGER FINALIZED

                We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO plc was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $160 billion in assets under management.
                  The merger creates a company with the financial strength
                necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. Though now under one holding company, AIM and INVESCO will continue to operate as separate entities. Therefore, this merger will not change the portfolio management, investment style, or name of any of the AIM funds you own. The merger's completion begins a new and promising era for AIM, one we believe will yield exciting opportunities.
                  We are pleased to send you this report concerning your
                investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

                Respectfully submitted,

                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

                       The annual shareholder meeting of
           Short-Term Investments Trust and the Treasury Portfolio
          was held on February 7, 1997. For details of the business
             transacted at that meeting, please see Note 2 to the
                     Financial Statements in this report.

AVERAGE MONTHLY YIELD COMPARISON
6 months ended 2/28/97 (Yields are average monthly yields for the month-ends shown)

                  Short-Term Investments Trust
                       Treasury Portfolio           IBC Money Fund Averages(TM)-           IBC Money Fund Averages(TM)-
                       Institutional Class       Government Only/Institutions Only     U.S. Treasury & Repurchase Agreements
 9/96                         5.21%                             4.94%                                4.62%
10/96                         5.21                              4.92                                 4.62
11/96                         5.31                              4.98                                 4.69
12/96                         5.32                              4.97                                 4.69
 1/97                         5.29                              4.96                                 4.66
 2/97                         5.22                              4.94                                 4.62

WEIGHTED AVERAGE MATURITY COMPARISON
6 months ended 2/28/97

                 Short-Term Investments Trust
                     Treasury Portfolio            IBC Money Fund Averages(TM)-           IBC Money Fund Averages(TM)-
                     Institutional Class        Government Only/Institutions Only     U.S. Treasury & Repurchase Agreements
 9/96                        13 Days                           45 Days                                 45 Days
 9/96                        26                                44                                      44
10/96                        26                                44                                      43
11/96                        22                                44                                      43
12/96                        25                                46                                      45
 1/97                        24                                42                                      44
 2/97                        26                                45                                      46

Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark-- for weighted average maturities; IBC Money Fund Insight--Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
February 28, 1997
(Unaudited)

                                            MATURITY PAR (000)     VALUE

U.S. TREASURY SECURITIES - 21.88%

U.S. TREASURY BILLS(a) - 10.47%
5.13%                                       03/27/97 $ 50,000  $   49,814,750
-----------------------------------------------------------------------------
5.055%                                      04/03/97   25,000      24,884,157
-----------------------------------------------------------------------------
5.06%                                       04/03/97   25,000      24,884,042
-----------------------------------------------------------------------------
5.115%                                      04/10/97   55,000      54,687,416
-----------------------------------------------------------------------------
5.248%                                      05/01/97   25,000      24,777,711
-----------------------------------------------------------------------------
5.28%                                       05/01/97   25,000      24,776,334
-----------------------------------------------------------------------------
5.318%                                      05/29/97   40,000      39,474,157
-----------------------------------------------------------------------------
5.505%                                      06/26/97   25,000      24,552,720
-----------------------------------------------------------------------------
5.12%                                       07/03/97   50,000      49,118,222
-----------------------------------------------------------------------------
5.06%                                       07/10/97   25,000      24,539,681
-----------------------------------------------------------------------------
5.065%                                      07/10/97   25,000      24,539,226
-----------------------------------------------------------------------------
5.39%                                       07/24/97   25,000      24,457,258
-----------------------------------------------------------------------------
5.16%                                       08/28/97   50,000      48,724,333
-----------------------------------------------------------------------------
5.28%                                       03/05/98   40,000      37,864,533
-----------------------------------------------------------------------------
                                                                  477,094,540
-----------------------------------------------------------------------------
U.S. TREASURY NOTES - 10.34%
6.625%                                      03/31/97   25,000      25,018,816
-----------------------------------------------------------------------------
6.875%                                      03/31/97   25,000      25,026,782
-----------------------------------------------------------------------------
8.50%                                       04/15/97   55,000      55,207,171
-----------------------------------------------------------------------------
8.50%                                       05/15/97   50,000      50,320,074
-----------------------------------------------------------------------------
5.625%                                      06/30/97  100,000     100,088,743
-----------------------------------------------------------------------------
8.50%                                       07/15/97   63,853      64,569,686
-----------------------------------------------------------------------------
5.875%                                      07/31/97   50,000      50,096,387
-----------------------------------------------------------------------------
5.75%                                       09/30/97   50,000      50,090,438
-----------------------------------------------------------------------------
8.75%                                       10/15/97   50,000      51,021,713
-----------------------------------------------------------------------------
                                                                  471,439,810
-----------------------------------------------------------------------------
U.S. TREASURY STRIPS(a) - 1.07%
3.841%                                      08/15/97   50,000      48,800,237
-----------------------------------------------------------------------------
    Total U.S. Treasury Securities                                997,334,587
-----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                  997,334,587
-----------------------------------------------------------------------------

                                         MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - 80.21%(b)

BA Securities, Inc. 5.35%(c)             03/03/97 $200,000  $  200,000,000
------------------------------------------------------------------------------
BT Securities Corp. 5.35%(d)             03/03/97  200,000     200,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. Inc. 5.37%(e)              --  200,000     200,000,000
------------------------------------------------------------------------------
CIBC - Wood Gundy Securities Corp.
 5.35%(f)                                03/03/97  200,000     200,000,000
------------------------------------------------------------------------------
CS First Boston Corp. 5.36%(g)           03/03/97  200,000     200,000,000
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence,
 Inc. 5.38%(h)                                 --  560,000     560,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.38%(i)            03/03/97  420,938     420,938,236
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.38%(j)            03/03/97  200,000     200,000,000
------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 5.375%(k)                               03/03/97  200,000     200,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.36%(l)           03/03/97  200,000     200,000,000
------------------------------------------------------------------------------
Nesbitt Burns Securities Inc. 5.38%(m)         --  200,000     200,000,000
------------------------------------------------------------------------------
Nomura Securities International, Inc.
 5.39%(n)                                      --  175,000     175,000,000
------------------------------------------------------------------------------
SBC Capital Markets Inc. 5.35%(o)        03/03/97  500,000     500,000,000
------------------------------------------------------------------------------
UBS Securities LLC 5.37%(p)                    --  200,000     200,000,000
------------------------------------------------------------------------------
                                                             3,655,938,236
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.09%                                  4,653,272,823 (q)
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (2.09)%                        (95,181,240)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                        $4,558,091,583
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills and STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 02/28/97 with a maturing value of $200,089,167. Collateralized by $204,740,000 U.S. Treasury obligations, 5.00% to 6.125% due 03/31/98 to
    02/15/00.
(d) Entered into 02/28/97 with a maturing value of $200,089,167. Collateralized by $140,210,000 U.S. Treasury obligations, 11.25% due 02/15/15.
(e) Open repurchase agreement entered into 07/01/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $325,225,000 U.S. Treasury STRIPS, due 02/15/98 to 08/15/15.
(f) Entered into 02/28/97 with a maturing value of $200,089,167. Collateralized by $183,011,000 U.S. Treasury obligations, 0% to 11.25% due 04/17/97 to
    02/15/27.
(g) Entered into 02/28/97 with a maturing value of $200,089,333. Collateralized by $209,564,000 U.S. Treasury obligations, 0% due 05/01/97 to 10/16/97.
(h) Open repurchase agreement entered into 03/20/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $546,689,000 U.S. Treasury obligations, 5.00% to 11.875% due 11/30/97 to 11/15/26.
(i) Joint repurchase agreement entered into 02/28/97 with a maturing value of $760,340,733. Collateralized by $744,287,000 U.S. Government obligations, 5.50% to 12.75% due 11/15/97 to 02/15/27.
(j) Entered into 02/28/97 with a maturing value of $200,089,667. Collateralized by $204,984,000 U.S. Treasury obligations, 5.875% to 6.50% due 02/28/99 to
    11/15/26.
(k) Entered into 02/28/97 with a maturing value of $200,089,583. Collateralized by $199,914,000 U.S. Treasury obligations, 5.875% to 8.875% due 02/15/00 to
    08/15/00.
(l) Entered into 02/28/97 with a maturing value of $200,089,333. Collateralized by $161,867,000 U.S. Treasury obligations, 7.25% to 14.00% due 11/15/07 to
    11/15/22.

(m) Open repurchase agreement entered into 02/25/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $685,709,000 U.S. Treasury obligations, 0% to 11.25% due 05/15/97 to 08/15/25.
(n) Open repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $175,552,000 U.S. Treasury obligations, 5.00% to 8.125% due 03/31/97 to 08/15/19.
(o) Entered into 02/28/97 with a maturing value of $500,222,917. Collateralized by $417,569,000 U.S. Treasury obligations, 5.625% to 8.875% due 11/30/98 to
    02/15/19.
(p) Open repurchase agreement entered into 01/13/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $199,881,000 U.S. Treasury obligations, 6.00% to 9.125% due 05/15/99 to 08/31/99.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1997
(Unaudited)


ASSETS:
Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  997,334,587
------------------------------------------------------------------------
Repurchase agreements                                      3,655,938,236
------------------------------------------------------------------------
Interest receivable                                            9,899,440
------------------------------------------------------------------------
Investment for deferred compensation plan                         54,722
------------------------------------------------------------------------
Other assets                                                     184,380
------------------------------------------------------------------------
  Total assets                                             4,663,411,365
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        86,588,867
------------------------------------------------------------------------
 Dividends                                                    17,837,326
------------------------------------------------------------------------
 Deferred compensation                                            54,722
------------------------------------------------------------------------
Accrued advisory fees                                            206,389
------------------------------------------------------------------------
Accrued distribution fees                                        278,255
------------------------------------------------------------------------
Accrued transfer agent fees                                       67,344
------------------------------------------------------------------------
Accrued trustees' fees                                             8,322
------------------------------------------------------------------------
Accrued administrative services fees                               7,572
------------------------------------------------------------------------
Accrued operating expenses                                       270,985
------------------------------------------------------------------------
  Total liabilities                                          105,319,782
------------------------------------------------------------------------

NET ASSETS                                                $4,558,091,583

========================================================================

NET ASSETS:

Institutional Class                                       $2,825,555,073
========================================================================
Private Investment Class                                  $  353,930,090
========================================================================
Personal Investment Class                                 $  283,385,803
========================================================================
Cash Management Class                                     $  798,063,418
========================================================================
Resource Class                                            $  297,157,199
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,825,113,059
========================================================================
Private Investment Class                                     353,874,722
========================================================================
Personal Investment Class                                    283,341,471
========================================================================
Cash Management Class                                        797,938,572
========================================================================
Resource Class                                               297,110,714
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1997
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $  111,213,973
---------------------------------------------------------------------
EXPENSES:
Advisory fees                                              1,246,824
---------------------------------------------------------------------
Custodian fees                                               173,922
---------------------------------------------------------------------
Administrative services fees                                  44,822
---------------------------------------------------------------------
Trustees' fees and expenses                                   12,614
---------------------------------------------------------------------
Transfer agent fees                                          222,603
---------------------------------------------------------------------
Distribution fees (Note 2)                                 2,275,193
---------------------------------------------------------------------
Other                                                        185,068
---------------------------------------------------------------------
  Total expenses                                           4,161,046
---------------------------------------------------------------------
Less fee waivers and expense reimbursements                 (770,684)
---------------------------------------------------------------------
  Net expenses                                             3,390,362
---------------------------------------------------------------------
Net investment income                                    107,823,611
---------------------------------------------------------------------
Net realized gain on sales of investments                     64,724
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $  107,888,335
=====================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1997 and the year ended August 31, 1996 (Unaudited)

                                               FEBRUARY 28,     AUGUST 31,
                                                   1997            1996
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  107,823,611  $  193,348,214
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            64,724         490,127
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    107,888,335     193,838,341
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (107,823,611)   (193,348,214)
-----------------------------------------------------------------------------
Share transactions-net                           854,135,719     443,432,341
-----------------------------------------------------------------------------
  Net increase in net assets                     854,200,443     443,922,468
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,703,891,140   3,259,968,672
-----------------------------------------------------------------------------
  End of period                               $4,558,091,583  $3,703,891,140
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $4,557,378,538  $3,703,242,819
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       713,045         648,321
-----------------------------------------------------------------------------
                                              $4,558,091,583  $3,703,891,140
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1997
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 AIM voluntarily reimbursed expenses of $24,200 during the six months ended February 28, 1997.

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1997, the Portfolio reimbursed AIM $44,822 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1997, the Portfolio paid AIFS $222,603 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1997, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued for compensation to FMC amounts of $555,275, $531,770, $323,917, and $117,747, respectively, under the Plan. FMC waived fees of $746,484 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
 During the six months ended February 28, 1997, the Portfolio paid legal fees of $8,936 for services provided by Kramer, Levin, Naftalis & Frankel. A member of that firm is a trustee of the Fund.

Shareholders' Meeting
An annual meeting of shareholders of the Fund was held on February 7, 1997 (the "Meeting"). The following four items were approved by the 3,503,994,903 shares of the Fund represented at the Meeting, with the following vote totals cast with respect to each item:
(1) ELECTION OF TRUSTEES. At the Meeting, Messrs. Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar were reelected to the Board of Trustees of the Fund. 3,503,994,903 shares of the Fund voted for each of the trustees, respectively, and no shares of the Fund withheld authority, respectively.
(2) RATIFICATION OF INDEPENDENT ACCOUNTANTS. 3,503,994,903 shares of the Fund voted for the ratification of the appointment of KPMG Peat Marwick LLP as independent accountants for the Fund for the Fund's fiscal year ending August 31, 1997. No shares of the Fund voted against ratification of the accountants and no shares of the Fund abstained.
(3) APPROVAL OF THE NEW MASTER INVESTMENT ADVISORY AGREEMENT. At the Meeting, shareholders of the Portfolio were asked to approve a new Master Investment Advisory Agreement (the "Agreement") between the Fund and A I M Advisors, Inc. 3,241,894,841 shares of the Portfolio voted to approve the Agreement. 1,250,000 shares of the Portfolio voted against the approval of the Agreement and 9,500 shares of the Portfolio abstained.
(4) ELIMINATION OF THE FUNDAMENTAL INVESTMENT POLICY PROHIBITING OR RESTRICTING INVESTMENTS IN OTHER INVESTMENT COMPANIES. 3,219,075,791 shares of the Portfolio voted for the elimination of the fundamental investment policy, 1,250,000 shares of the Portfolio voted against the elimination of the fundamental investment policy and 71,329 shares of the Portfolio abstained from voting.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the six months ended February 28, 1997 and the year ended August 31, 1996 were as follows:

                              FEBRUARY 28, 1997                  AUGUST 31, 1996
                        -------------------------------  ---------------------------------
                            SHARES          AMOUNT           SHARES            AMOUNT
                        --------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class    7,246,949,288  $ 7,246,949,288   15,527,980,642  $ 15,527,980,642
------------------------------------------------------------------------------------------
  Private Investment
   Class                 1,242,984,220    1,242,984,220    2,472,141,697     2,472,141,697
------------------------------------------------------------------------------------------
  Personal Investment
   Class                 1,108,080,986    1,108,080,986    1,088,591,830     1,088,591,830
------------------------------------------------------------------------------------------
  Cash Management Class  2,199,002,831    2,199,002,831    4,232,083,227     4,232,083,227
------------------------------------------------------------------------------------------
  Resource Class*          951,781,008      951,781,008      157,958,663       157,958,663
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        4,903,442        4,903,442        9,763,491         9,763,491
------------------------------------------------------------------------------------------
  Private Investment
   Class                     1,723,736        1,723,736        3,211,766         3,211,766
------------------------------------------------------------------------------------------
  Personal Investment
   Class                     4,088,181        4,088,181        4,455,140         4,455,140
------------------------------------------------------------------------------------------
  Cash Management Class      6,496,428        6,496,428        8,200,664         8,200,664
------------------------------------------------------------------------------------------
  Resource Class*            2,670,137        2,670,137          789,507           789,507
------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (6,761,771,845)  (6,761,771,845) (15,872,219,385)  (15,872,219,385)
------------------------------------------------------------------------------------------
  Private Investment
   Class                (1,243,308,952)  (1,243,308,952)  (2,517,444,015)   (2,517,444,015)
------------------------------------------------------------------------------------------
  Personal Investment
   Class                (1,021,740,449)  (1,021,740,449)  (1,014,656,105)   (1,014,656,105)
------------------------------------------------------------------------------------------
  Cash Management Class (2,197,049,463)  (2,197,049,463)  (3,532,010,008)   (3,532,010,008)
------------------------------------------------------------------------------------------
  Resource Class*         (690,673,829)    (690,673,829)    (125,414,773)     (125,414,773)
------------------------------------------------------------------------------------------
Net increase               854,135,719  $   854,135,719      443,432,341  $    443,432,341
==========================================================================================

* The Resource Class commenced operations on March 12, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Institutional Class during the six months ended February 28, 1997 and each of the years in the nine-year period ended August 31, 1996.

                                                                           AUGUST 31,
                         FEBRUARY 28,   ----------------------------------------------------------------------------------
                             1997          1996        1995        1994        1993        1992        1991        1990
                         ------------   ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of
 period                   $     1.00    $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
--------------------      ----------    ----------  ----------  ----------  ----------  ----------  ----------  ----------
Income from
 investment
 operations:
  Net investment
   income                       0.03          0.05        0.06        0.04        0.03        0.05        0.07        0.08
--------------------      ----------    ----------  ----------  ----------  ----------  ----------  ----------  ----------
Less distributions:
  Dividends from
   net investment
   income                      (0.03)        (0.05)      (0.06)      (0.04)      (0.03)      (0.05)      (0.07)      (0.08)
--------------------      ----------    ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of period            $     1.00    $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
====================      ==========    ==========  ==========  ==========  ==========  ==========  ==========  ==========
Total return                    5.32%(a)      5.57%       5.66%       3.53%       3.22%       4.56%       7.04%       8.52%
====================      ==========    ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end
 of period (000s
 omitted)                 $2,825,555    $2,335,441  $2,669,637  $2,452,389  $3,652,672  $3,835,387  $2,437,902  $1,703,460
====================      ==========    ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of expenses
 to average net
 assets                         0.09%(b)      0.09%       0.10%       0.08%       0.08%       0.09%       0.10%       0.12%
====================      ==========    ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of net
 investment
 income to
 average net
 assets                         5.26%(b)      5.43%       5.53%       3.39%       3.17%       4.38%       6.73%       8.19%
====================      ==========    ==========  ==========  ==========  ==========  ==========  ==========  ==========

                                  1989        1988
                               ----------  ----------
Net asset value,
 beginning of
 period                        $     1.00  $     1.00
--------------------           ----------- -----------
Income from
 investment
 operations:
  Net investment
   income                            0.09        0.07
--------------------           ----------- -----------
Less distributions:
  Dividends from
   net investment
   income                           (0.09)      (0.07)
--------------------           ----------- -----------
Net asset value,
 end of period                 $     1.00  $     1.00
====================           =========== ===========
Total return                         9.03%       6.98%
====================           =========== ===========
Ratios/supplemental
 data:
Net assets, end
 of period (000s
 omitted)                      $1,189,822  $1,121,144
====================           =========== ===========
Ratio of expenses
 to average net
 assets                              0.11%       0.13%
====================           =========== ===========
Ratio of net
 investment
 income to
 average net
 assets                              8.69%       6.76%
====================           =========== ===========

(a) Annualized.
(b) Ratios are annualized and based on average net assets of $2,635,999,180.

                        TRUSTEES
Charles T. Bauer                        John F. Kroeger            Short-Term
Bruce L. Crockett                      Lewis F. Pennock            Investments Trust
Owen Daly II                            Ian W. Robinson            (STIT)
Carl Frischling                          Louis S. Sklar
Robert H. Graham

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer
Gary T. Crum                         Sr. Vice President            Treasury Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Institutional               SEMI-
Melville B. Cox                          Vice President            Class                       ANNUAL
Karen Dunn Kelley                        Vice President                                        REPORT
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
David L. Kite                       Assistant Secretary                                   FEBRUARY 28, 1997
Nancy L. Martin                     Assistant Secretary
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO TRUSTEES
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY